Schedule of discontinued operation of financial statements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 14,372		$ 8,549
Accounts receivable, net	67,095		66,618
Other receivables	7,311		7,509
Due from related parties	1,196		1,228
Prepaid expenses and other current assets	15,017		18,935
TOTAL CURRENT ASSETS OF DISONTINUED OPERATIONS	104,991		102,839
TOTAL ASSETS OF DISCONTINUED OPERATIONS	104,991		102,839
CURRENT LIABILITIES
Short term loans - bank and private lender	92,716		192,717
Accounts payable	1,886,422		1,943,218
Other payables and accrued liabilities	195,611		251,902
Other payables - related parties	229,999		236,231
Taxes payable	1,823
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS	2,406,571		2,624,068
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	2,406,571		$ 2,624,068
REVENUE		$ 1,002,810
COST OF REVENUE		744,897
GROSS PROFIT		257,913
OPERATING EXPENSES
Selling	12,987	153,623
General and administrative	85,259	1,281,891
Impairment loss on long-lived assets		124,662
Research and development		16,616
TOTAL OPERATING EXPENSES	98,246	1,576,792
LOSS FROM OPERATIONS	(98,246)	(1,318,879)
OTHER INCOME (EXPENSE), NET	13,679	(3,665)
LOSS BEFORE INCOME TAXES	(84,567)	(1,322,544)
PROVISION FOR INCOME TAXES	106	862
NET LOSS ATTRIBUTABLE TO EUDA	(84,673)	(1,323,406)
Net cash (used in) provided by operating activities from discontinued operations	(137,787)	335,273
Net cash provided by (used in) financing activities from discontinued operations	$ 197,739	$ (392,209)